Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 — RELATED PARTY TRANSACTIONS

Names and Relationship of Related Party:	Existing Relationship with the Company
Won Fittings Company Limited	Wholly owned by Ms. Liu Liangping.
Ma Biu	Chairman, Director, and Chief Executive Officer
Liu Liangping	Director and Chief Operating Officer
Diamond Horses Group Limited (Formerly known as “Luda Group Ltd.”)	Mr. Ma Biu is the director of the company, Ms. Liu Liangping is the director of the company

Summary of Related Party Transactions:

A summary of trade transactions with a related party for years ended December 31, 2024, 2023 and 2022 are listed below:

	For the years ended December 31,
Rental expenses charged by a related party:	2024	2023	2022
Won Fittings Company Limited	$81,538	$80,385	$76,923

The Company’s short-term bank loans are guaranteed by Mr. Ma Biu and Ms. Liu Liangping, and properties owned by Mr. Ma Biu and Ms. Liu Liangping.

		For the years ended December 31,
Due from related parties:	Nature	2024	2023
Liu Liangping	Advance to a related party	$—	215,995
Total		$—	$215,995

The due from related party balances as of December 31, 2024 and 2023 are unsecured, interest-free and due on demand. The balances were fully settled in February 2024.

		For the years ended December 31,
Due to related parties:	Nature	2024	2023
Ma Biu	Advance from a related party	$—	$1,405
Diamond Horses Group Limited	Advance from a related party	—	24,080
Total		$—	$25,485

The due to related party balances as of December 31, 2024 and 2023 are unsecured, interest-free and due on demand.

The Company declared $3,377,564, $247,731 and $358,974 dividend distributed to Diamond Horses Group Limited for the years ended December 31, 2024, 2023 and 2022, respectively, and paid $3,377,564, $630,785 and nil for the years ended December 31, 2024, 2023 and 2022, respectively.